Accounts Receivable, net	12 Months Ended
Dec. 31, 2019
Receivables [Abstract]
Accounts Receivable, net
7. Accounts Receivable, net

Accounts receivable, net consist of the following (in millions):

	December 31,
	2019	2018
Contracts in progress	$177.7	$134.4
Trade receivables	60.6	127.5
Unbilled retentions	53.9	65.6
Other receivables	21.1	4.1
Allowance for doubtful accounts	(1.5)	(0.8)
Total accounts receivable, net	$311.8	$330.8